Note 11. Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of the Company's Fixed Plan and Non-plan Options

A summary of the status of the Company’s fixed Plan and non-plan options as of December 31, 2017 and 2016, and changes during the years ended December 31, 2017 and 2016 is presented below.

	December 31, 2017		December 31, 2016
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price

Outstanding at beginning of year	3,415,000	$0.44	3,440,000	$0.44
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	25,000	0.75
Outstanding at end of year	3,415,000	$0.44	3,415,000	$0.44
Options exercisable at year-end	3,415,000		3,415,000
Weighted-average fair value of options granted during the year		$ 0.00		$0.00

Schedule of Stock Options Outstanding and Exercisable

The following tables summarize information about stock options outstanding and exercisable at December 31, 2017 and 2016:

December 31, 2017

	Options Outstanding			Options Exercisable
		Weighted-
	Number	Average	Weighted	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	At	Contractual	Exercise	At	Exercise
Prices	12/31/17	Life (Yrs.)	Price	12/31/17	Price

$.19	2,000,000.20		$0.19	2,000,000	$0.19
$.30	750,000.20		0.30	750,000	0.30
$.75	215,000.20		0.75	215,000	0.75
$1.25	150,000.20		1.25	150,000	1.25
$1.75	300,000	(a)	1.75	300,000	1.75
	3,415,000			3,415,000

December 31, 2016

	Options Outstanding			Options Exercisable
		Weighted-
	Number	Average	Weighted	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	At	Contractual	Exercise	At	Exercise
Prices	12/31/16	Life (Yrs.)	Price	12/31/16	Price

$.19	2,000,000	1.20	$0.19	2,000,000	$0.19
$.30	750,000	1.20	0.30	750,000	0.30
$.75	215,000	1.20	0.75	215,000	0.75
$1.25	150,000	1.20	1.25	150,000	1.25
$1.75	300,000	(a)	1.75	300,000	1.75
	3,415,000			3,415,000

(a) These options expire upon payment in full of an outstanding note payable with an original due date of November 1, 2012. The note payable remains outstanding at December 31, 2017 and 2016.